Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$448,204.63

Principal:
Principal Collections	$8,115,698.52
Prepayments in Full	$2,985,240.24
Liquidation Proceeds	$44,464.79
Recoveries	$22,317.17
Sub Total	$11,167,720.72
Collections	$11,615,925.35

Purchase Amounts:
Purchase Amounts Related to Principal	$388,332.38
Purchase Amounts Related to Interest	$1,794.72
Sub Total	$390,127.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,006,052.45

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$12,006,052.45
Servicing Fee	$103,545.04	$103,545.04	$0.00	$0.00	$11,902,507.41
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,902,507.41
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,902,507.41
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,902,507.41
Interest - Class A-4 Notes	$23,214.87	$23,214.87	$0.00	$0.00	$11,879,292.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,879,292.54
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$11,801,658.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,801,658.54
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$11,743,746.54
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,743,746.54
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$11,672,382.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,672,382.54
Regular Principal Payment	$10,725,031.32	$10,725,031.32	$0.00	$0.00	$947,351.22
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$947,351.22
Residuel Released to Depositor	$0.00	$947,351.22	$0.00	$0.00	$0.00
Total		$12,006,052.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,725,031.32
Total					$10,725,031.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,725,031.32	$41.83	$23,214.87	$0.09	$10,748,246.19	$41.92
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$10,725,031.32	$7.69	$230,124.87	$0.16	$10,955,156.19	$7.85

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$20,635,440.87	0.0804752	$9,910,409.55	0.0386491
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$116,395,440.87	0.0834089	$105,670,409.55	0.0757233

Pool Information
Weighted Average APR	4.250%	4.268%
Weighted Average Remaining Term	18.52	17.76
Number of Receivables Outstanding	17,277	16,237
Pool Balance	$124,254,046.19	$112,662,832.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$116,395,440.87	$105,670,409.55
Pool Factor	0.0833813	0.0756029

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$6,992,422.97
Targeted Overcollateralization Amount	$6,992,422.97
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,992,422.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	48

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		111	$57,477.74
(Recoveries)		116	$22,317.17
Net Losses for Current Collection Period			$35,160.57
Cumulative Net Losses Last Collection Period			$8,833,770.66
Cumulative Net Losses for all Collection Periods			$8,868,931.23

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.34%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.01%	353	$3,385,620.12
61-90 Days Delinquent	0.33%	37	$376,788.09
91-120 Days Delinquent	0.14%	11	$154,824.79
Over 120 Days Delinquent	0.87%	76	$975,573.60
Total Delinquent Receivables	4.34%	477	$4,892,806.60

Repossession Inventory:
Repossessed in the Current Collection Period		14	$189,695.08
Total Repossessed Inventory		19	$254,751.56

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3791%
Preceding Collection Period			(0.1665)%
Current Collection Period			0.3562%
Three Month Average			0.1896%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6377%
Preceding Collection Period			0.6772%
Current Collection Period			0.7637%
Three Month Average			0.6929%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer